Business Combinations - Summary of Revenue and Profit Before Tax Contribution From Acquired Entities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue And Profit Before Tax Of Acquired Entities As Of Acquisition Date [Line Items]
Revenue	€ 113,007	€ 85,953
Profit before taxation	€ 47,046	€ 15,773